Deferred Revenue (Details) - Schedule of Deferred Revenue - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Total Deferred Revenue	$ 3,485	$ 4,805
Less discontinued operations	(2,162)	(3,145)
Deferred Revenue, Continued Operations	1,323	1,660
Maintenance Agreements [Member]
Deferred Revenue
Total Deferred Revenue	3,235	4,183
Service Agreements 1 [Member]
Deferred Revenue
Total Deferred Revenue	$ 250	$ 622